Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

	December 31, 2023	December 31, 2024
	RMB	RMB
Accounts receivable	42,522,740	74,886,095
Allowance for credit losses	(37,610,720)	(38,352,201)
Accounts receivable, net	4,912,020	36,533,894

The following table presents movement of the allowance for credit losses:

	December 31, 2023	December 31, 2024
	RMB	RMB
Balance at the beginning of the year	36,707,499	37,610,720
Provisions	1,042,983	741,481
Reversal of provisions	—	—
Write-offs	(139,762)	—
Balance at the end of the year	37,610,720	38,352,201